As filed with the Securities and Exchange Commission on December 13, 2011
Registration No. 333-147707
811-07798

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.
Form N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Post-Effective Amendment No. 6	☑

and

REGISTRATION STATEMENT UNDER THE	☑
INVESTMENT COMPANY ACT OF 1940

Amendment No. 80	☑

NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I
(Exact Name of Registrant)
NEW YORK LIFE INSURANCE AND
ANNUITY CORPORATION
(Name of Depositor)
51 Madison Avenue, New York, New York 10010
(Address of Depositor’s Principal Executive Office)
Depositor’s Telephone Number: 212-576-7000
Charles F. Furtado, Jr., Esq.
New York Life Insurance and Annuity Corporation
51 Madison Avenue
New York, NY 10010
(Name and Address of Agent for Service)
Copy to:

Stephen E. Roth, Esq.	Thomas F. English, Esq.
Sutherland Asbill & Brennan LLP	Senior Vice President
1275 Pennsylvania Avenue, NW	and Chief Insurance Counsel
Washington, DC 20004-2415	New York Life Insurance Company
51 Madison Avenue
New York, New York 10010
It is proposed that this filing will become effective:
☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on December 22, 2011 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on _________, pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
☑	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note
     Registrant is filing this post-effective amendment (“Amendment”) for the sole purpose of designating a new effectiveness date for Post-Effective Amendment No. 5 to this Registration Statement, filed on October 19, 2011. The new effectiveness date is December 22, 2011. The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein.

SIGNATURES
     Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on this 13th day of December, 2011.

NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT — I (Registrant)

By /s/ Craig L. DeSanto

Craig L. DeSanto Vice President

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION (Depositor)

By /s/ Craig L. DeSanto

Craig L. DeSanto Vice President
     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Christopher Ashe*	Director
Christopher O. Blunt*	Director
Frank M. Boccio*	Director
Stephen P. Fisher*	Director
John T. Fleurant*	Director
Robert M. Gardner*	Vice President and Controller (Principal Accounting Officer)
Solomon Goldfinger*	Director
Steven D. Lash*	Director
Theodore A. Mathas*	Chairman and President (Principal Executive Officer)
Mark W. Pfaff*	Director
Arthur H. Seter*	Director
Michael E. Sproule*	Director and Chief Financial Officer
Joel M. Steinberg*	Director
Susan A. Thrope*	Director

By	/s/ Craig L. DeSanto

Craig L. DeSanto Attorney-in-Fact December 13, 2011

*	Pursuant to Powers of Attorney previously filed.